Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
11.	PROPERTY, PLANT AND EQUIPMENT, NET

	March 31, 2014	March 31, 2013
	US$	US$
Leasehold improvements and buildings	32,953,940	28,511,687
Plant and machinery	28,072,532	35,469,194
Moulds	617,380	386,554
Transportation equipment	1,527,750	1,552,518
Furniture, fixtures and equipment	4,541,432	5,885,172
Construction in progress	1,259,572	2,288,034

	68,972,606	74,093,159
Less: Accumulated depreciation	(42,655,648)	(47,564,478)

Property, plant and equipment, net	26,316,958	26,528,681

(a)	During the fiscal years ended March 31, 2014, 2013 and 2012, impairment losses relating to property, plant and equipment of US$2,103,780, nil and US$1,230,727, respectively, were recognized in the consolidated statement of operations and comprehensive income for certain moulds, plant and machinery, and furniture, fixtures and equipment which are no longer used in the operations of the Company. Impairment losses of US$1,944,571 and US$1,230,727 were recognized in “Income (Loss) from discontinued operations” during the fiscal years ended March 31, 2014 and 2012 respectively. No impairment loss was recognized for the year ended March 31, 2013.

(b)	As of March 31, 2014 and 2013, a building with aggregate net book values of approximately US$13,094 and US$13,976, respectively, was situated in Hong Kong and buildings and manufacturing facilities with aggregate net book values of approximately US$13,065,398 and US$9,987,761, respectively, were situated in Mainland China. The land where the manufacturing facilities were situated is held under certain land use rights that will expire in 2043. Up to March 31, 2014, the Company has obtained a sizable portion of the property ownership certificates for its buildings (29 out of a total of 40 properties) (up to March 31, 2013: 29 out of a total of 40). The application for the remaining property ownership certificates will commence only after the land use right certificates for the relevant pieces of land are obtained.

(c)	The amounts of depreciation charged for the fiscal years ended March 31, 2014, 2013 and 2012 were US$3,957,964, US$3,342,484 and US$3,463,481, respectively, of which, US$1,198,844, US$1,336,208 and US$2,791,698 were included in “Income (Loss) from discontinued operations” for the fiscal years ended March 31, 2014, 2013 and 2012 respectively.

(d)	The gains on disposal of property, plant and equipment recognized during the fiscal years ended March 31, 2014 and 2013 were US$11,322 and US$463,358, respectively and a loss on disposal of property, plant and equipment of US$86,015 was recognized during the fiscal year ended March 31, 2012. For the fiscal year ended March 31, 2014, the Company recognized a gain on disposal of property, plant and equipment of US$134,669 which was included in income (loss) from continuing operations. For the fiscal years ended March 31, 2013 and 2012, losses on disposal of property, plant and equipment of US$43,311 and US$86,015 respectively, were recognized in income (loss) from continuing operations.

(e)	The amount of additions to property, plant and equipment during the fiscal years ended March 31, 2014, 2013 and 2012 were US$6,020,163, US$7,613,631 and US$814,247, respectively. The additions in fiscal 2014 were primarily from the acquisition of new office space in Shenzhen, the PRC. The additions in fiscal 2013 were primarily from the expansion of existing clean room space and purchase of equipment and machinery related to the chip-on-board (“COB”) facility.